Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2022	2023
Accrued research and development expense	$3,192	$10,289
Accrued payroll and related benefits	875	1,998
Income taxes payable	347	—
Operating lease liability, current portion	103	137
Other accrued liabilities	227	379
Total accrued liabilities	$4,744	$12,803